SCHEDULE OF CONVERTIBLE NOTES (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	18.00%	18.00%	18.00%
Maturity date	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	18.00%	18.00%
Maturity date	Dec. 31, 2025	Dec. 31, 2025
Convertible Notes Payable Two [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	18.00%	18.00%
Maturity date	Apr. 22, 2026	Apr. 22, 2026
Convertible Notes Payable Three [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	18.00%	18.00%
Maturity date	Oct. 29, 2026	Oct. 29, 2026
Convertible Notes Payable Four [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	18.00%	18.00%
Maturity date	Nov. 02, 2026	Nov. 02, 2026
Convertible Notes Payable Five [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	12.00%	12.00%
Maturity date	Mar. 13, 2027	Mar. 13, 2027
Convertible Notes Payable Six [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	10.00%	10.00%
Maturity date	Jun. 26, 2027	Jun. 26, 2027
Convertible Notes Payable Seven [Member]
Short-Term Debt [Line Items]
Convertible note, percentage	10.00%	10.00%
Maturity date	Jun. 26, 2027	Jun. 26, 2027